Guarantees and Commitments (Other Purchase Commitments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Guarantees [Abstract]
Other Commitment, Due in Next Twelve Months	$ 253
Other Commitment, Due in Second and Third Year	159
Other Commitment, Due in Fourth and Fifth Year	74
Other Commitment, Due after Fifth Year	25
Other Commitment	$ 511